Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Prepaid Expenses and Other Current Assets

Note 15: Prepaid Expenses and Other Current Assets

	December 31,
	2018	2017
Inventory	33	31
Prepaid expenses	142	391
Deferred commissions(1)	110	-
Other current assets	149	126
Prepaid expenses and other current assets	434	548

(1) Deferred commissions recognized in 2018 due to the adoption of IFRS 15. See note 1.

Other current assets were principally comprised of receivables for current income taxes and value added taxes.